REVENUE - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Revenue recognition is included in contract liability	$ 1,466	$ 2,981	$ 3,111
Waiver of segment shortfall fees		894
Reclassifiaction of liability		1,111
Deferred revenue	$ 19,989	$ 20,738	$ 23,404	$ 21,386